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August 16, 2017

thomas.majewski@shearman.com
(212) 848-7182

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	Miller/Howard High Income Equity Fund: Filing on Form N-2 File Nos. 333- and 811-22553

Dear Sir or Madam:

On behalf of our client, Miller/Howard High Income Equity Fund (the “Fund”), we are filing the Fund’s registration statement on Form N-2 under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”).  This filing is an initial Registration Statement under the 1933 Act and is being made for the purpose of registering additional Common Shares for an offering under Rule 415 under the 1933 Act and Amendment No. 10 under the 1940 Act.

If you have any questions regarding this filing, please contact me at (212) 848-7182.

Very truly yours,

/s/ Thomas M. Majewski

Thomas M. Majewski

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